S000018146 [Member] Investment Objectives and Goals - iShares International Developed Real Estate ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF Ticker: IFGLStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets.